Northern Lights Fund Trust

Sierra Strategic Income Fund

Sierra Tactical All Asset Fund

Incorporated herein by reference is the definitive version of the supplement for Sierra Strategic Income Fund and Sierra Tactical All Asset Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on February 6, 2018 (SEC Accession No. 0001580642-18-000659.